RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Narrative (Details) - USD ($)		1 Months Ended				12 Months Ended
	Aug. 15, 2017	Feb. 29, 2020	Dec. 31, 2019	Nov. 30, 2019	May 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Dividends received						$ 0	$ 7,609,000	$ 15,837,000
Guarantees issued to Golar Partners			$ 16,417,000			19,545,000	16,417,000
Golar Partners
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted						20,000,000
Reimbursements						$ 400,000	2,200,000
Golar Partners | - Hilli facility | Secured Debt
Related Party Transaction [Line Items]
% of related party debt secured						50.00%
Golar Partners
Related Party Transaction [Line Items]
Dividends received						$ 10,500,000	36,800,000	48,400,000
Minimum charter term for rights of first offer (in years)						5 years
Golar Partners | Tax lease indemnification
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners			11,500,000			$ 11,500,000	11,500,000
Golar Partners | Hilli LLC
Related Party Transaction [Line Items]
Payments of dividends						19,400,000	17,500,000	5,600,000
Golar Partners | Golar Hilli LLC
Related Party Transaction [Line Items]
Dividends Payable			4,500,000			$ 0	$ 4,500,000	3,600,000
Golar Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Related party transaction, rate						5.00%
Duration of notice required for contract termination (in days)						120 days
Golar Partners | Ship management fees income
Related Party Transaction [Line Items]
Duration of notice required for contract termination (in days)						30 days
Golar Partners | Loan To Related Party
Related Party Transaction [Line Items]
Receivable with imputed interest, face amount		$ 45,000,000.0		$ 15,000,000.0
Proceeds from interest received		$ 300,000	$ 100,000
Golar Partners | Loan To Related Party | LIBOR
Related Party Transaction [Line Items]
Related party transaction, rate		5.00%		5.00%
Golar Partners | Deferred Purchase Price
Related Party Transaction [Line Items]
Related party transaction, rate					5.00%
Purchases from related party					$ 107,200,000
Golar Partners | Deposit Received from Golar Partners | Hilli Sale Agreement
Related Party Transaction [Line Items]
Related party transaction, rate	5.00%
Related party transaction amount	$ 70,000,000
Interest expense from related parties								$ 4,800,000